Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$1,039	$1,149,789
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	1,607	1,778,965
WPP Finance 2010, 3.75%, 09/19/24	1,504	1,649,948

		4,578,702

Aerospace & Defense — 0.9%
Boeing Co. (The)
2.80%, 03/01/24 (Call 02/01/24)	784	796,763
2.85%, 10/30/24 (Call 07/30/24)	772	772,262
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	1,253	1,345,760
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)(a)	2,400	2,578,032
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	526	580,383
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)(b)	2,119	2,295,280

		8,368,480

Agriculture — 2.0%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)	1,448	1,591,511
4.00%, 01/31/24	3,319	3,679,842
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	1,596	1,702,629
3.22%, 08/15/24 (Call 06/15/24)	5,357	5,784,488
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)(a)	1,318	1,443,922
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	2,036	2,199,654
3.25%, 11/10/24	1,710	1,896,561

		18,298,607

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 04/11/24	705	657,264
Series 2012-2, Class A, 4.00%, 10/29/24	590	547,907

		1,205,171

Auto Manufacturers — 2.1%
American Honda Finance Corp.
2.15%, 09/10/24(a)	1,286	1,358,530
2.40%, 06/27/24	1,268	1,346,832
2.90%, 02/16/24	1,305	1,401,048
3.55%, 01/12/24	1,689	1,848,965
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	1,294	1,367,007
3.95%, 04/13/24 (Call 02/13/24)	2,938	3,130,028
5.10%, 01/17/24 (Call 12/17/23)	3,162	3,474,153
PACCAR Financial Corp., 2.15%, 08/15/24(a)	572	606,005
Toyota Motor Corp., 2.36%, 07/02/24(a)	448	477,882
Toyota Motor Credit Corp.
2.00%, 10/07/24	1,216	1,281,992
2.90%, 04/17/24	1,528	1,651,493
3.35%, 01/08/24	1,106	1,205,662

		19,149,597

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,225	1,349,974
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	1,387	1,544,092

		2,894,066

Banks — 23.9%
Banco Santander SA, 2.71%, 06/27/24	3,445	3,671,647
Bank of America Corp.
4.00%, 04/01/24	4,730	5,283,647

Security	Par (000)	Value

Banks (continued)
4.13%, 01/22/24	$4,212	$4,697,265
4.20%, 08/26/24	6,626	7,417,542
Bank of Montreal
2.50%, 06/28/24	1,691	1,815,204
Series E, 3.30%, 02/05/24	4,226	4,617,750
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	2,115	2,249,768
3.25%, 09/11/24 (Call 08/11/24)	1,109	1,225,578
3.40%, 05/15/24 (Call 04/15/24)	1,194	1,318,749
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,797	1,984,804
Bank of Nova Scotia (The), 3.40%, 02/11/24	2,657	2,905,536
Barclays PLC, 4.38%, 09/11/24	3,393	3,680,760
BBVA USA, 2.50%, 08/27/24 (Call 07/27/24)	1,220	1,252,306
BNP Paribas SA, 4.25%, 10/15/24(a)	2,036	2,259,573
BPCE SA, 4.00%, 04/15/24	3,148	3,518,520
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	2,450	2,646,907
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	4,602	5,076,650
Citigroup Inc.
3.75%, 06/16/24	1,077	1,197,969
4.00%, 08/05/24	2,198	2,422,636
Comerica Bank, 2.50%, 07/23/24(a)	1,115	1,182,803
Credit Suisse AG/New York NY, 3.63%, 09/09/24	6,364	7,088,987
Deutsche Bank AG/London, 3.70%, 05/30/24	1,605	1,695,345
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	863	909,559
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)(a)	1,666	1,763,594
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	3,307	3,625,133
4.30%, 01/16/24 (Call 12/16/23)	1,517	1,678,333
Goldman Sachs Group Inc. (The)
3.63%, 02/20/24 (Call 01/20/24)	3,562	3,900,675
3.85%, 07/08/24 (Call 04/08/24)	5,481	6,066,261
4.00%, 03/03/24	5,016	5,568,713
HSBC Holdings PLC, 4.25%, 03/14/24	4,073	4,457,084
HSBC USA Inc., 3.50%, 06/23/24(a)	1,740	1,924,196
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	2,312	2,469,493
ING Groep NV, 3.55%, 04/09/24	2,165	2,370,740
Intesa Sanpaolo SpA, 5.25%, 01/12/24	775	851,237
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	4,227	4,686,095
3.88%, 02/01/24	3,185	3,539,522
3.88%, 09/10/24(a)	6,039	6,744,959
Lloyds Banking Group PLC
3.90%, 03/12/24	1,219	1,346,178
4.50%, 11/04/24	2,655	2,928,279
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	1,976	2,118,410
3.41%, 03/07/24	3,184	3,465,975
Morgan Stanley
3.70%, 10/23/24	6,430	7,183,275
Series F, 3.88%, 04/29/24	6,642	7,400,051
Natwest Group PLC
4.52%, 06/25/24 (Call 06/25/23)(c)	25	27,299
5.13%, 05/28/24	4,581	5,064,158
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	474	502,345
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)(a)	625	695,156
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	1,164	1,237,297
3.50%, 01/23/24 (Call 12/24/23)	1,989	2,186,010
3.90%, 04/29/24 (Call 03/29/24)	2,028	2,254,264

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.25%, 11/01/24	$2,556	$2,725,488
2.55%, 07/16/24	3,545	3,798,999
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)(a)	2,460	2,637,440
Santander UK PLC
2.88%, 06/18/24	906	972,491
4.00%, 03/13/24	2,702	3,001,571
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500	547,355
3.95%, 01/10/24	775	852,345
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	2,944	3,115,017
2.70%, 07/16/24	3,865	4,125,115
Toronto-Dominion Bank (The)
2.65%, 06/12/24	3,299	3,553,419
3.25%, 03/11/24	2,898	3,175,136
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	2,348	2,498,929
3.20%, 04/01/24 (Call 03/01/24)(a)	2,552	2,797,043
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	1,694	1,813,918
2.85%, 10/26/24 (Call 09/26/24)	3,160	3,439,786
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	2,589	2,768,599
3.38%, 02/05/24 (Call 01/05/24)	2,730	2,991,725
3.60%, 09/11/24 (Call 08/11/24)	2,821	3,143,045
3.70%, 01/30/24 (Call 12/29/23)	1,463	1,618,810
Wells Fargo & Co.
3.30%, 09/09/24	4,996	5,490,904
3.75%, 01/24/24 (Call 12/24/23)	5,939	6,510,748
4.48%, 01/16/24	1,741	1,933,764
Westpac Banking Corp., 3.30%, 02/26/24	2,493	2,721,459

		222,407,343

Beverages — 1.3%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	1,785	1,970,551
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	1,697	1,858,792
Coca-Cola Co. (The), 1.75%, 09/06/24	2,285	2,406,562
Constellation Brands Inc., 4.75%, 11/15/24	1,232	1,432,459
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	1,324	1,406,869
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	2,860	3,158,012

		12,233,245

Biotechnology — 0.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	3,168	3,510,461
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	3,806	4,212,899

		7,723,360

Building Materials — 0.1%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	240	260,383
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	585	641,447

		901,830

Chemicals — 1.6%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	478	524,987
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	251	277,310
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	1,123	1,211,436
Braskem Finance Ltd., 6.45%, 02/03/24	0	—

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)(a)	$1,339	$1,426,584
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	983	1,056,528
3.50%, 10/01/24 (Call 07/01/24)	2,385	2,612,577
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	437	475,417
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,147	2,496,532
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	1,699	1,858,706
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	975	1,039,262
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,462	1,587,089

		14,566,428

Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	696	742,764
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	1,044	1,120,661
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	912	1,035,731
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	3,357	3,600,718

		6,499,874

Computers — 3.9%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	1,875	1,972,894
2.85%, 05/11/24 (Call 03/11/24)	3,652	3,953,984
3.00%, 02/09/24 (Call 12/09/23)	3,476	3,767,393
3.45%, 05/06/24	5,084	5,640,088
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(a)(b)	2,114	2,295,550
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	1,249	1,364,395
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	387	403,173
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	75	75,295
4.65%, 10/01/24 (Call 09/01/24)	2,733	3,072,466
International Business Machines Corp.
3.00%, 05/15/24	5,516	6,010,013
3.63%, 02/12/24	4,697	5,195,352
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	937	1,024,178
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	1,199	1,297,198

		36,071,979

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	785	863,163
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	869	921,175
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	1,502	1,614,875
3.25%, 03/07/24 (Call 02/07/24)	1,080	1,182,492

		4,581,705

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	1,587	1,508,777
4.88%, 01/16/24 (Call 12/16/23)	1,858	1,884,346
Affiliated Managers Group Inc., 4.25%, 02/15/24	1,000	1,098,230
Air Lease Corp.
4.25%, 02/01/24 (Call 01/01/24)	936	968,386
4.25%, 09/15/24 (Call 06/15/24)	1,393	1,434,302
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	1,052	1,026,826
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	1,736	1,856,322
5.13%, 09/30/24	1,633	1,832,716
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	2,922	3,130,952

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 10/30/24 (Call 09/29/24)	$3,808	$4,164,505
3.40%, 02/22/24 (Call 01/22/24)	2,403	2,628,642
3.63%, 12/05/24 (Call 11/04/24)	1,616	1,798,624
Ameriprise Financial Inc., 3.70%, 10/15/24	1,386	1,551,183
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	704	693,116
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,866	2,036,702
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	3,345	3,649,161
3.75%, 04/24/24 (Call 03/24/24)	1,661	1,816,868
3.90%, 01/29/24 (Call 12/29/23)	2,493	2,728,489
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)(a)	1,205	1,319,559
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	1,139	1,254,290
Invesco Finance PLC, 4.00%, 01/30/24	1,308	1,432,064
Mastercard Inc., 3.38%, 04/01/24(a)	2,388	2,644,447
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	1,039	1,164,522
ORIX Corp.
3.25%, 12/04/24	940	1,021,705
4.05%, 01/16/24(a)	1,282	1,405,726
Stifel Financial Corp., 4.25%, 07/18/24(a)	733	791,508
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	2,729	2,898,744
4.38%, 03/19/24 (Call 02/19/24)	1,352	1,439,055

		51,179,767

Electric — 4.3%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	998	1,063,579
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,334	1,453,860
CenterPoint Energy Inc.
2.50%, 09/01/24 (Call 08/01/24)	689	734,805
3.85%, 02/01/24 (Call 01/01/24)	1,551	1,703,929
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	75	87,367
Dominion Energy Inc., 3.07%, 08/15/24(a)(d)	1,988	2,157,378
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)(a)	1,022	1,122,248
DTE Energy Co.
Series C, 2.53%, 10/01/24	795	847,160
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,524	1,661,602
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)(a)	2,393	2,650,391
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	1,466	1,569,793
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	389	422,260
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	665	734,945
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24(a)	458	545,368
Entergy Louisiana LLC, 5.40%, 11/01/24	600	712,722
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)(a)	1,957	2,091,270
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	872	944,280
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	1,164	1,269,051
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	1,505	1,595,149
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	1,083	1,183,892
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)(a)	374	405,898
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	1,067	1,170,584
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,980	2,206,908
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	569	610,941
NextEra Energy Capital Holdings Inc., 3.15%, 04/01/24 (Call 03/01/24)	1,915	2,083,194
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	910	982,026
Pacific Gas & Electric Co., 3.75%, 02/15/24 (Call 11/15/23)	75	79,419
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	320	351,853

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	$873	$956,834
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	1,133	1,239,423
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	1,824	1,983,545
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	1,386	1,516,658
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	140	152,044
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	519	566,494
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)	530	577,615
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	541	574,461

		40,008,946

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	948	1,003,183
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	645	695,046
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	1,291	1,383,694
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)	1,451	1,554,500
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	728	825,661
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)(a)	899	958,586
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	752	832,757
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	203	221,889

		7,475,316

Environmental Control — 0.3%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	1,959	2,098,716
Waste Management Inc., 3.50%, 05/15/24 (Call 02/15/24)	605	657,647

		2,756,363

Food — 1.1%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	2,484	2,781,931
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	1,250	1,371,513
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)	438	465,318
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,355	1,497,410
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	1,347	1,472,877
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	2,588	2,880,289

		10,469,338

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	350	379,144
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	525	567,777
Georgia-Pacific LLC, 8.00%, 01/15/24	1,114	1,388,033
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)(a)	1,815	2,017,282

		4,352,236

Gas — 0.3%
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	580	646,224
Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,618	1,738,493
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	735	806,060

		3,190,777

Health Care – Products — 1.0%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	1,849	2,017,906
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	1,943	2,060,357
Medtronic Inc., 3.63%, 03/15/24 (Call 12/15/23)	1,171	1,290,009
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	1,575	1,726,231
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)	2,369	2,639,777

		9,734,280

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services — 2.4%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	$1,935	$2,136,163
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)	1,916	2,120,705
3.50%, 08/15/24 (Call 05/15/24)	2,197	2,422,610
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	681	712,966
HCA Inc., 5.00%, 03/15/24	4,032	4,541,161
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	1,775	1,968,422
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	1,295	1,378,476
3.25%, 09/01/24 (Call 07/01/24)	1,681	1,846,175
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	488	542,846
UnitedHealth Group Inc.
2.38%, 08/15/24	1,900	2,038,985
3.50%, 02/15/24	2,003	2,208,548

		21,917,057

Holding Companies – Diversified — 0.5%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	1,845	1,894,926
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	1,003	1,008,276
Main Street Capital Corp., 5.20%, 05/01/24	975	1,004,786
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)	435	458,359
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	370	374,377

		4,740,724

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	762	810,677

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	335	354,326
Whirlpool Corp., 4.00%, 03/01/24	715	780,308

		1,134,634

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	796	889,403

Insurance — 2.3%
Aflac Inc., 3.63%, 11/15/24	1,862	2,107,598
American International Group Inc., 4.13%, 02/15/24	2,143	2,395,938
Aon PLC, 3.50%, 06/14/24 (Call 03/01/24)	1,105	1,213,356
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	940	1,064,888
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	1,067	1,183,335
Chubb INA Holdings Inc., 3.35%, 05/15/24	680	753,243
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	1,107	1,220,412
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,629	1,788,642
3.88%, 03/15/24 (Call 02/15/24)	2,177	2,421,717
MetLife Inc., 3.60%, 04/10/24(a)	2,224	2,473,221
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	452	501,959
Prudential Financial Inc., 3.50%, 05/15/24	1,552	1,729,192
Unum Group, 4.00%, 03/15/24(a)	686	742,273
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	299	322,361
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,543	1,680,250

		21,598,385

Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	4,050	4,466,097
Alphabet Inc., 3.38%, 02/25/24	2,352	2,605,263
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	4,707	5,136,937
3.80%, 12/05/24 (Call 09/05/24)(a)	2,439	2,766,558
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	1,724	1,902,210
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	2,137	2,355,872

Security	Par (000)	Value

Internet (continued)
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	$777	$816,697
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)(a)	1,094	1,218,081
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	1,475	1,556,686

		22,824,401

Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	950	1,007,551

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	3,570	3,583,602
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	1,087	1,108,805

		4,692,407

Machinery — 1.8%
Caterpillar Financial Services Corp.
2.15%, 11/08/24	1,835	1,958,129
2.85%, 05/17/24	544	589,283
3.25%, 12/01/24	2,016	2,235,502
3.30%, 06/09/24	626	689,971
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	2,538	2,788,704
CNH Industrial Capital LLC, 4.20%, 01/15/24	1,478	1,593,328
John Deere Capital Corp.
2.60%, 03/07/24	1,128	1,211,088
2.65%, 06/24/24	1,939	2,095,923
3.35%, 06/12/24	970	1,071,229
3.45%, 01/10/24	334	366,478
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,629	1,771,782

		16,371,417

Manufacturing — 1.2%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	1,686	1,847,957
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	838	912,833
General Electric Co.
3.38%, 03/11/24	1,234	1,339,346
3.45%, 05/15/24 (Call 02/13/24)	1,272	1,367,731
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	1,425	1,566,602
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	726	781,176
3.30%, 11/21/24 (Call 08/21/24)	1,709	1,879,832
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	776	839,469
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,020	1,130,446

		11,665,392

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	2,376	2,638,453
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	2,584	2,801,340
3.60%, 03/01/24	2,501	2,770,883
3.70%, 04/15/24 (Call 03/15/24)	5,168	5,751,157
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	979	1,069,587
3.90%, 11/15/24 (Call 08/15/24)	875	969,491
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	2,779	3,082,800
ViacomCBS Inc.
3.70%, 08/15/24 (Call 05/15/24)	988	1,086,316
3.88%, 04/01/24 (Call 01/01/24)	960	1,048,915

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	$2,616	$2,731,156
3.70%, 09/15/24 (Call 06/15/24)	1,946	2,170,355

		26,120,453

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	468	497,184

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,267	1,439,401

Oil & Gas — 4.3%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24)	1,830	1,979,108
3.79%, 02/06/24 (Call 01/06/24)	1,275	1,401,926
BP Capital Markets PLC
3.54%, 11/04/24	2,404	2,662,286
3.81%, 02/10/24	2,896	3,197,792
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	1,159	1,246,284
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	2,406	2,597,036
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,464	1,560,844
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)	400	444,264
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	1,956	1,987,492
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	2,708	2,852,770
3.18%, 03/15/24 (Call 12/15/23)	2,013	2,186,641
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	416	425,414
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	1,604	1,685,162
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,620	1,742,407
Newfield Exploration Co., 5.63%, 07/01/24	1,953	1,949,387
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	1,426	1,587,110
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	3,167	3,341,565
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	2,018	2,214,230
Total Capital International SA
3.70%, 01/15/24	2,191	2,421,340
3.75%, 04/10/24	2,699	3,002,854

		40,485,912

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,109	1,214,300
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	1,333	1,424,617

		2,638,917

Pharmaceuticals — 5.9%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(b)	7,760	8,297,380
3.85%, 06/15/24 (Call 03/15/24)(b)	2,088	2,310,539
Allergan Funding SCS, 3.85%, 06/15/24 (Call 03/15/24)(a)	0	—
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	951	1,032,881
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	3,862	4,200,504
3.73%, 12/15/24 (Call 09/15/24)	2,635	2,931,042
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	6,661	7,243,838
3.63%, 05/15/24 (Call 02/15/24)(a)	1,700	1,880,897
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,606	1,729,742
3.50%, 11/15/24 (Call 08/15/24)	889	974,335
Cigna Corp., 3.50%, 06/15/24 (Call 03/17/24)	1,563	1,714,220
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	2,325	2,496,329

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 08/12/24 (Call 05/12/24)	$1,976	$2,160,973
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	1,856	2,022,706
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	2,276	2,511,999
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	1,139	1,233,902
Novartis Capital Corp., 3.40%, 05/06/24	4,633	5,136,329
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	1,245	1,350,539
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	2,058	2,239,598
3.40%, 05/15/24	1,988	2,205,328
Wyeth LLC, 6.45%, 02/01/24	859	1,034,167

		54,707,248

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,161	1,266,001
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	2,635	3,041,053
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,129	1,107,436
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	1,709	1,852,847
Energy Transfer Operating LP
4.50%, 04/15/24 (Call 03/15/24)	1,605	1,709,357
4.90%, 02/01/24 (Call 11/01/23)	1,261	1,351,161
5.88%, 01/15/24 (Call 10/15/23)	1,478	1,625,401
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	2,032	2,236,887
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	1,691	1,851,002
4.25%, 09/01/24 (Call 06/01/24)	1,308	1,456,209
4.30%, 05/01/24 (Call 02/01/24)	1,496	1,656,207
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	2,471	2,781,580
6.38%, 05/01/24 (Call 05/01/21)	656	678,094
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	948	963,452
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	822	849,619
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	1,310	1,356,754
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	3,489	3,978,228
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,461	1,645,276
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	1,228	1,294,079
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	2,588	2,834,171
4.55%, 06/24/24 (Call 03/24/24)	2,024	2,253,238

		37,788,052

Real Estate Investment Trusts — 4.5%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	1,729	1,917,668
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	700	750,575
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)	1,366	1,493,407
5.00%, 02/15/24	2,256	2,589,437
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	687	759,286
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	1,723	1,879,845
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	136	143,169

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)(a)	$725	$756,943
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	1,731	1,889,369
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	994	1,069,852
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)(a)	912	1,004,997
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	1,399	1,501,505
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	664	724,557
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	725	778,744
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	795	807,466
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/15/24)	1,844	2,045,973
4.20%, 03/01/24 (Call 12/01/23)	627	687,625
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	894	934,793
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	1,032	1,082,444
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)	1,030	1,065,195
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)	493	535,842
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	903	979,611
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	790	797,300
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	955	1,011,803
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	164,740
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)(a)	713	788,721
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	762	772,477
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	1,909	1,972,436
3.38%, 10/01/24 (Call 07/01/24)(a)	2,009	2,181,453
3.75%, 02/01/24 (Call 11/01/23)	1,639	1,774,971
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)(a)	914	964,992
3.75%, 05/01/24 (Call 02/01/24)	555	589,798
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	1,066	1,144,660
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,996	2,166,119
4.50%, 01/15/24 (Call 10/15/23)	1,036	1,140,450
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	902	991,009

		41,859,232

Retail — 2.7%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	530	559,182
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	701	759,772
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	2,370	2,571,237
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	2,285	2,534,042
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	1,009	1,107,408
McDonald’s Corp., 3.25%, 06/10/24	1,035	1,138,821
Target Corp., 3.50%, 07/01/24	2,436	2,723,959
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	3,509	3,895,130
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	2,447	2,665,541
2.85%, 07/08/24 (Call 06/08/24)	3,193	3,481,392
3.30%, 04/22/24 (Call 01/22/24)	3,335	3,661,930

		25,098,414

Security	Par (000)	Value

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	$4,429	$4,789,963
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)(b)	898	983,391
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	3,997	4,339,223
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	2,699	3,117,966
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	1,479	1,644,323
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	1,964	2,211,641
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)	3,481	3,768,043
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	580	626,122
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	1,441	1,564,724

		23,045,396

Software — 2.3%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	600	673,752
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)	861	956,270
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	4,118	4,441,922
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	4,889	5,293,809
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	4,748	5,192,460
3.40%, 07/08/24 (Call 04/08/24)	4,205	4,634,625

		21,192,838

Telecommunications — 2.6%
AT&T Inc.
3.55%, 06/01/24 (Call 03/01/24)(a)	1,355	1,492,627
3.80%, 03/01/24 (Call 01/01/24)	1,747	1,937,650
3.90%, 03/11/24 (Call 12/11/23)	1,547	1,715,701
4.45%, 04/01/24 (Call 01/01/24)(a)	2,782	3,132,226
Cisco Systems Inc., 3.63%, 03/04/24	2,247	2,506,708
Juniper Networks Inc., 4.50%, 03/15/24	1,123	1,261,724
Motorola Solutions Inc., 4.00%, 09/01/24	1,262	1,397,665
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	4,181	4,656,547
4.15%, 03/15/24 (Call 12/15/23)	1,466	1,640,410
Vodafone Group PLC, 3.75%, 01/16/24	4,116	4,519,533

		24,260,791

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	1,058	1,114,328

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 12/01/23)	1,680	1,861,776
3.75%, 04/01/24 (Call 01/01/24)	1,347	1,490,940
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	660	714,021
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	1,353	1,497,676
FedEx Corp., 4.00%, 01/15/24	1,743	1,942,504
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	823	906,790
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	1,673	1,758,658
3.65%, 03/18/24 (Call 02/18/24)	1,234	1,342,678
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	1,387	1,506,837
3.65%, 02/15/24 (Call 11/15/23)	991	1,085,551
3.75%, 03/15/24 (Call 12/15/23)	916	1,010,082

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	$1,194	$1,268,124
2.80%, 11/15/24 (Call 09/15/24)	1,040	1,132,102

		17,517,739

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	666	728,917

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,127	1,245,786

Total Corporate Bonds & Notes — 98.4% (Cost: $862,349,007)		916,040,066

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(e)(f)(g)	31,033	31,067,584
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(e)(f)	7,995	7,995,000

		39,062,584

Total Short-Term Investments — 4.2% (Cost: $39,027,790)		39,062,584

Total Investments in Securities — 102.6% (Cost: $901,376,797)		955,102,650

Other Assets, Less Liabilities — (2.6)%		(24,440,698)

Net Assets — 100.0%		$930,661,952

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,549,773	$—		$(4,490,848	)(a)	$(17,715)	$26,374	$31,067,584	31,033	$138,338	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	984,000	7,011,000	(a)	—		—	—	7,995,000	7,995	14,264		—

						$(17,715)	$26,374	$39,062,584		$152,602		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2024 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$916,040,066	$—	$916,040,066
Money Market Funds	39,062,584	—	—	39,062,584

	$39,062,584	$916,040,066	$—	$955,102,650

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